Note 18 - Inventories - Components of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Consumable stores	$ 9,210	$ 8,776
Gold in process	217	399
Inventories	$ 9,427	$ 9,175